CAPITAL STOCK - SARs Activity (Details) - SARs $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards exercised (in shares) | shares	147,500	13,250
Cash payments on exercise | $	$ 1,481	$ 155